Prepayments and Other Current Assets	12 Months Ended
May 31, 2023
Prepayments and Other Current Asset [Abstract]
Prepayments and other current assets

Note 4 – Prepayments and other current assets

Prepayments and other current assets consisted of the following:

	May 31, 2023	May 31, 2022

Rent	$2,449	$10,392
Other services	145,047	35,263
Advances to employees	63,127	1,501
Total	$210,623	$47,156